Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	May 08, 2017
Supplement [Text Block]	difi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Global Macro Fund

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	T	C	R	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75	2.50	None	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds	None	None	1.00	None	None	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	20	None	20	None	None	20

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

	A	T	C	R	INST	S
Management fee1	0.60	0.60	0.60	0.60	0.60	0.60
Distribution/service (12b-1) fees	0.24	0.25	0.99	0.50	None	None
Other expenses2	1.38	1.30	1.32	1.43	1.20	1.41
Total annual fund operating expenses	2.22	2.15	2.91	2.53	1.80	2.01
Fee waiver/expense reimbursement	1.20	1.13	1.14	1.26	1.03	1.19
Total annual fund operating expenses after fee waiver/expense reimbursement	1.02	1.02	1.77	1.27	0.77	0.82

[1] "Management fee" is restated to reflect the fund's new management fee rate effective July 1, 2017.

[2] "Other expenses" for Class T are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 1.02%, 1.02%, 1.77%, 1.27%, 0.77% and 0.82% for Class A, Class T, Class C, Class R, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	T	C	R	INST	S
1	$673	$351	$280	$129	$79	$84
3	1,120	800	793	667	466	515
5	1,593	1,274	1,433	1,232	878	973
10	2,894	2,584	3,152	2,771	2,031	2,242

You would pay the following expenses if you did not redeem your shares:

Years	A	T	C	R	INST	S
1	$673	$351	$180	$129	$79	$84
3	1,120	800	793	667	466	515
5	1,593	1,274	1,433	1,232	878	973
10	2,894	2,584	3,152	2,771	2,031	2,242

Deutsche Global Macro Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	difi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Global Macro Fund

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	T	C	R	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75	2.50	None	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds	None	None	1.00	None	None	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	20	None	20	None	None	20

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

	A	T	C	R	INST	S
Management fee1	0.60	0.60	0.60	0.60	0.60	0.60
Distribution/service (12b-1) fees	0.24	0.25	0.99	0.50	None	None
Other expenses2	1.38	1.30	1.32	1.43	1.20	1.41
Total annual fund operating expenses	2.22	2.15	2.91	2.53	1.80	2.01
Fee waiver/expense reimbursement	1.20	1.13	1.14	1.26	1.03	1.19
Total annual fund operating expenses after fee waiver/expense reimbursement	1.02	1.02	1.77	1.27	0.77	0.82

[1] "Management fee" is restated to reflect the fund's new management fee rate effective July 1, 2017.

[2] "Other expenses" for Class T are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 1.02%, 1.02%, 1.77%, 1.27%, 0.77% and 0.82% for Class A, Class T, Class C, Class R, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	T	C	R	INST	S
1	$673	$351	$280	$129	$79	$84
3	1,120	800	793	667	466	515
5	1,593	1,274	1,433	1,232	878	973
10	2,894	2,584	3,152	2,771	2,031	2,242

You would pay the following expenses if you did not redeem your shares:

Years	A	T	C	R	INST	S
1	$673	$351	$180	$129	$79	$84
3	1,120	800	793	667	466	515
5	1,593	1,274	1,433	1,232	878	973
10	2,894	2,584	3,152	2,771	2,031	2,242

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2018
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 1.02%, 1.02%, 1.77%, 1.27%, 0.77% and 0.82% for Class A, Class T, Class C, Class R, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	[2] "Other expenses" for Class T are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	[1] "Management fee" is restated to reflect the fund's new management fee rate effective July 1, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Deutsche Global Macro Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	1.38%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.22%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.20%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	$ 673
3 Years	rr_ExpenseExampleYear03	1,120
5 Years	rr_ExpenseExampleYear05	1,593
10 Years	rr_ExpenseExampleYear10	2,894
1 Year	rr_ExpenseExampleNoRedemptionYear01	673
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,120
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,593
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,894
Deutsche Global Macro Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.30%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.15%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.13%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	$ 351
3 Years	rr_ExpenseExampleYear03	800
5 Years	rr_ExpenseExampleYear05	1,274
10 Years	rr_ExpenseExampleYear10	2,584
1 Year	rr_ExpenseExampleNoRedemptionYear01	351
3 Years	rr_ExpenseExampleNoRedemptionYear03	800
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,274
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,584
Deutsche Global Macro Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	1.32%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.91%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.14%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.77%
1 Year	rr_ExpenseExampleYear01	$ 280
3 Years	rr_ExpenseExampleYear03	793
5 Years	rr_ExpenseExampleYear05	1,433
10 Years	rr_ExpenseExampleYear10	3,152
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	793
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,433
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,152
Deutsche Global Macro Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	1.43%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.53%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.26%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.27%
1 Year	rr_ExpenseExampleYear01	$ 129
3 Years	rr_ExpenseExampleYear03	667
5 Years	rr_ExpenseExampleYear05	1,232
10 Years	rr_ExpenseExampleYear10	2,771
1 Year	rr_ExpenseExampleNoRedemptionYear01	129
3 Years	rr_ExpenseExampleNoRedemptionYear03	667
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,232
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,771
Deutsche Global Macro Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.20%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.03%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	$ 79
3 Years	rr_ExpenseExampleYear03	466
5 Years	rr_ExpenseExampleYear05	878
10 Years	rr_ExpenseExampleYear10	2,031
1 Year	rr_ExpenseExampleNoRedemptionYear01	79
3 Years	rr_ExpenseExampleNoRedemptionYear03	466
5 Years	rr_ExpenseExampleNoRedemptionYear05	878
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,031
Deutsche Global Macro Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.41%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.01%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.19%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	515
5 Years	rr_ExpenseExampleYear05	973
10 Years	rr_ExpenseExampleYear10	2,242
1 Year	rr_ExpenseExampleNoRedemptionYear01	84
3 Years	rr_ExpenseExampleNoRedemptionYear03	515
5 Years	rr_ExpenseExampleNoRedemptionYear05	973
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,242

[1]	"Management fee" is restated to reflect the fund's new management fee rate effective July 1, 2017.
[2]	"Other expenses" for Class T are based on estimated amounts for the current fiscal year.